Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000158749 [Member] | United States Treasury Bill 5 234 10 17 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158749 [Member] | Voya CLO Ltd Series 2018 3A Class A1R2 6 529 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158749 [Member] | United States Treasury Bill 5 119 8 22 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158749 [Member] | Flatiron CLO Ltd Series 2019 1A Class AR 6 668 11 16 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158749 [Member] | Generate CLO Ltd Series 2A Class AR 6 736 1 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158749 [Member] | CBAM 2018 6 Ltd Series 2018 6A Class A1R 6 860 1 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158749 [Member] | Rad CLO Ltd Series 2018 2A Class AR 6 670 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158749 [Member] | Carbone Clo Ltd Series 2017 1A Class A1 6 726 1 20 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158749 [Member] | United States Treasury Bill 1 758 7 2 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158749 [Member] | United States Treasury Bill 4 702 7 18 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158749 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000158749 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000158749 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.10%
C000158749 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158749 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000158749 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000158749 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158749 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136684 [Member] | United States Treasury Bill 5 234 10 17 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136684 [Member] | United States Treasury Bill 1 758 7 2 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136684 [Member] | United States Treasury Note 4 000 1 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136684 [Member] | United States Treasury Note 4 000 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136684 [Member] | United States Treasury Bill 4 357 7 11 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136684 [Member] | United States Treasury Bill 4 955 8 8 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136684 [Member] | United States Treasury Bill 5 233 10 1 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136684 [Member] | United States Treasury Bill 5 286 12 5 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136684 [Member] | United States Treasury Bill 5 174 9 5 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136684 [Member] | United States Treasury Bill 5 258 11 14 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136684 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000136684 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000136684 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000136684 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136684 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136684 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000136684 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000136684 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000248662 [Member] | United States Treasury Bill 5 234 10 17 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248662 [Member] | United States Treasury Bill 1 758 7 2 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248662 [Member] | United States Treasury Note 4 000 1 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000248662 [Member] | United States Treasury Note 4 000 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000248662 [Member] | United States Treasury Bill 4 357 7 11 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248662 [Member] | United States Treasury Bill 4 955 8 8 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248662 [Member] | United States Treasury Bill 5 233 10 1 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248662 [Member] | United States Treasury Bill 5 286 12 5 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248662 [Member] | United States Treasury Bill 5 174 9 5 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248662 [Member] | United States Treasury Bill 5 258 11 14 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248662 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000248662 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000248662 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000248662 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248662 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248662 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000248662 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000248662 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)